PENSION AND OTHER POST-RETIREMENT BENEFIT PLANS - SCHEDULE OF EXPECTED BENEFIT PAYMENTS TO BE PAID (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
2018	$ 126,392
2019	78,614
2020	85,804
2021	87,159
2022	107,005
2023-2027	407,769
Other Benefits
Defined Benefit Plan Disclosure [Line Items]
2018	20,773
2019	19,026
2020	17,768
2021	16,863
2022	15,767
2023-2027	$ 69,003